Note 5 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued liabilities	$ 1,119	$ 842	$ 505
Deferred payroll and Related Expense [Member]
Accrued liabilities	928	637	169
Clinical Trial Related Expense [Member]
Accrued liabilities	117	97
Professional Services [Member]
Accrued liabilities	41	70	75
Product and Process Development [Member]
Accrued liabilities	31	29	259
Other Accrued Liabilities [Member]
Accrued liabilities	$ 2	$ 9	$ 2